February 25, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn: Filing Desk - Stop 1-4

  RE: Van Kampen Focus Portfolios, Municipal Series 473

      File No. 333-110958    CIK #1246606

Ladies/Gentlemen:

    In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on February 22, 2005.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.